Derecognition of financial assets (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities

The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2019(1)	January 31 2019(1)	October 31 2018(1)
Assets
Carrying value of residential mortgage loans	$21,110	$20,439	$20,498
Other related assets(2)	3,285	2,963	2,679
Liabilities
Carrying value of associated liabilities	$21,994	$21,173	$21,459
(1)

The fair value of the transferred assets is $24,723 (January 31, 2019 – $23,755; October 31, 2018 – $23,237) and the fair value of the associated liabilities is $23,822 (January 31, 2019 – $22,560; October 31, 2018 – $22,468) for a net position of $901 (January 31, 2019 – $1,195; October 31, 2018 – $769).

(2)

These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2019(1)	January 31 2019(1)	October 31 2018(1)
Carrying value of securities associated with:
Repurchase agreements(2)	$106,895	$91,557	$82,816
Securities lending agreements	51,554	56,450	49,718
Total	158,449	148,007	132,534
Carrying value of associated liabilities(3)	$124,331	$116,527	$101,257
(1)

The fair value of transferred assets is $158,449 (January 31, 2019 – $148,007; October 31, 2018 – $132,534) and the fair value of the associated liabilities is $124,331 (January 31, 2019 – $116,527; October 31, 2018 – $101,257), for a net position of $34,118 (January 31, 2019 – $31,480; October 31, 2018 – $31,277).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.